Subsequent Events - Narrative (Details) - USD ($) $ in Millions	Feb. 01, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)			2,000,000,000	2,000,000,000
Subsequent event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)		3,000,000,000
Subsequent event [Member] | Wildhorse Resource Development Corporation [Member]
Subsequent Event [Line Items]
Acquisition, consideration transferred, common stock (in shares)	$ 717.3
Acquisition, consideration transferred, cash	381.0
Acquisition, debt assumed	$ 1,400.0